Balance Sheet Details (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Depreciation expense	$ 6,262	$ 16,782
Accrued compensation			$ 266,852